Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Settled Share Based Payments [Abstract]
Summary of Options

The Group has issued share options under the 2018 Long Term Incentive Plan (LTIP), 2018 Non-Employee Long Term Inventive Plan (Non-Employee LTIP), and individual share option contracts, open to all employees of the Group, as well as EMI shares (none of which remain outstanding at December 31, 2022). Under the LTIP, Non-Employee LTIP, individual contracts and schemes available, the options typically vest after 3 years, with the exception of some options granted to certain members of key management personnel. The vesting period for these options ranges from 3 to 33 months. The options usually lapse after one year following the employee leaving the Group.

	2022			2021		2020
	Number of ADSs(1)	Weighted Average Exercise price	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price
		$	Pence		Pence		Pence
Options
Outstanding at the beginning of the year	2,684,233	7.32	605.63	6,768,894	226.83	4,302,617	102.46
Granted during the year	1,940,377	22.30	1,844.41	2,259,153	554.60	3,178,216	351.90
Lapsed or forfeited during the year	(709,531)	29.25	2,419.76	(563,541)	146.02	(52,525)	5.00
Exercised during the year	(57,917)	3.20	265.05	(411,807)	116.62	(659,414)	33.48
Outstanding at the year-end (ordinary shares/pence)				8,052,699	329.74	6,768,894	226.83
Outstanding at the year-end (ADS/$)	3,857,162	15.10	1,248.95	2,684,233	7.32
Exercisable at the year-end	1,889,460	13.24	1,095.01	2,503,504	263.45	1,079,609	151.33

Summery of Fair Value of Options Granted, Calculated Using Binomial or Monte Carlo Model and Inputs Into the Model

The Group granted 5,821,131 share options during the year (2021: 2,259,153; 2020: 3,178,216). The fair value of options granted were calculated using Black Scholes model for 2022. Prior to January 1, 2022, the fair value of options granted were calculated using a Binomial or Monte Carlo model. Inputs into the model were as follows:

	2022	2021	2020
Inputs and assumptions for options granted in the year:
Weighted average share price (pence)	537.4	586	461
Weighted average ADS price ($)	19.5
Weight average hurdle price (pence)	n/a	n/a	90.0
Weighted average exercise price (pence)	673.8	520.0	352.0
Weighted average ADS price ($)	24.4
Option life (years)	8.9	10.0	10.0
Expected volatility	56%-74%	65%-70%	70%-72%
Risk free rate	1.16%-3.57%	0.28%-1.04%	0.19%-0.44%
Expected dividend yield	nil	nil	nil